Other Expenses - Summary of Other Expenses (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of associates [line items]
Cost of operating leases		¥ 0	¥ 30,038	¥ 30,281
Cost related to IT solution services and IT systems		117,171	109,346	94,071
Provision for interest repayment		110,115	22,061	28,818
Losses on disposal of property, plant and equipment, and other intangible assets		14,828	9,360	6,377
Impairment losses of property, plant and equipment		5,461	4,168	31,617
Impairment losses of intangible assets		9,583	9,648	135,519
Losses on sale of investments in subsidiaries and associates		1,266	85,419	8,216
Impairment losses of investments in associates and joint ventures		138,104	93,046	56,461
Losses on step acquisition of subsidiaries			1,249
Others		99,059	96,683	107,242
Total other expenses	[1]	¥ 495,587	¥ 461,018	¥ 498,602

[1]	For the fiscal year ended March 31, 2025, the Group presented “Net gains (losses) arising from derecognition of financial assets at amortized cost” as a separate line item in the consolidated income statements. This line item was not presented separately in prior years but was included within “Other income” and “Other expenses.” The comparative amounts have been restated to conform to the current presentation.